Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
ASSETS
Cash and due from financial institutions	$ 2,342	$ 1,913
Fed funds sold	8,577	703
Interest-bearing demand deposits	8,561	15,671
Cash and cash equivalents	19,480	18,287
Securities available-for-sale- at fair value	9,757	9,648
Securities held-to-maturity, at amortized cost-approximate fair value of $167 and $203 at June 30, 2025 and 2024, respectively	171	213
Loans held for sale	877	110
Loans, net of allowance for credit losses of $2,170 and $2,127 at June 30, 2025 and 2024, respectively	327,248	333,025
Real estate acquired through foreclosure		10
Office premises and equipment - at depreciated cost	4,211	4,267
Federal Home Loan Bank stock - at cost	3,980	4,230
Accrued interest receivable	1,438	1,169
Bank-owned life insurance	3,001	2,915
Goodwill
Prepaid income taxes		219
Prepaid expenses and other assets	1,048	875
Total assets	371,211	374,968
LIABILITIES AND SHAREHOLDERS’ EQUITY
Savings	48,616	47,390
Certificates of deposit	199,575	176,572
Demand deposit accounts	29,372	32,177
Deposits	277,563	256,139
Federal Home Loan Bank advances	42,760	68,988
Advances by borrowers for taxes and insurance	869	909
Accrued interest payable	949	176
Accrued income taxes	63
Deferred income taxes	30	113
Other liabilities	608	646
Total liabilities	322,842	326,971
Shareholders’ equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86
Additional paid-in capital	34,891	34,891
Retained earnings - restricted	17,506	17,325
Treasury shares at cost, 509,349 common shares at June 30, 2025 and 2024, respectively	(3,969)	(3,969)
Accumulated other comprehensive loss	(145)	(336)
Total shareholders’ equity	48,369	47,997
Total liabilities and shareholders’ equity	$ 371,211	$ 374,968